UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number       811-07921
The Bjurman, Barry Funds

(Exact name of registrant as specified in charter)

10100 Santa Monica Boulevard, Suite 1200, Los Angeles, CA	90067-4103

(Address of principal executive offices)	(Zip code)
Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219

(Name and address of agent for service)
Registrant’s telephone number, including area code:     800-227-7264
Date of fiscal year end:     03/31/08
Date of reporting period:     12/31/07
     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1.   Schedule of Investments.

Bjurman, Barry Micro-Cap Growth Fund
Portfolio of Investments
December 31, 2007 (Unaudited)

Shares		Value
COMMON STOCKS— 99.9%
BASIC MATERIALS — 9.1%
113,500	Landec Corp. (a)	$1,520,900
112,900	Metal Management, Inc.	5,140,337
165,000	Multi-Color Corp.	4,532,550
190,000	The Andersons, Inc. *	8,512,000
76,000	UFP Technologies, Inc. (a)	558,600

		20,264,387

COMMERCIAL/INDUSTRIAL SERVICES — 11.4%
285,400	Answerthink, Inc. (a)	1,381,336
128,000	Learning Tree International, Inc. (a)	2,938,880
258,700	Matrix Service Co. (a)	5,644,834
304,700	Perficient, Inc. (a)*	4,795,978
61,000	Standard Parking Corp. (a)	2,957,890
6,000	The Management Network Group, Inc. (a)	15,840
480,000	TheStreet.com, Inc. *	7,641,600

		25,376,358

CONSUMER DURABLES — 0.1%
20,400	Dorman Products, Inc. (a)	291,516

CONSUMER SERVICES — 2.2%
190,000	Monarch Casino & Resort, Inc. (a)	4,575,200
16,600	VCG Holding Corp. (a)*	225,096

		4,800,296

ELECTRONIC TECHNOLOGY — 27.6%
790,000	Actuate Corp. (a)	6,138,300
142,300	Aetrium, Inc. (a)	853,800
50,305	Astronics Corp. (a)	2,137,962
145,200	BluePhoenix Solutions Ltd. (a)*	2,631,024
289,500	BSQUARE Corp. (a)	1,939,650
100,000	Ceradyne, Inc. (a)	4,693,000
311,600	Comtech Group, Inc. (a)	5,019,876
400,000	CyberSource Corp. (a)	7,108,000
262,000	Digi International, Inc. (a)	3,717,780
315,857	Diodes, Inc. (a)	9,497,820
69,400	Ducommun, Inc. (a)	2,637,200
358,600	Globecomm Systems, Inc. (a)	4,195,620
23,400	Image Sensing Systems, Inc. (a)	406,692
246,500	Iteris, Inc. (a)	963,815
108,200	Logility, Inc. (a)	1,375,222
131,558	Netsol Technologies, Inc. (a)	317,055
195,100	Pericom Semiconductor Corp. (a)	3,648,370
235,000	Silicom Ltd. (a)*	3,282,950
132,300	Video Display Corp. (a)	1,005,480

		61,569,616

ENERGY — 2.4%
74,400	Bolt Technology Corp. (a)*	2,825,712
65,000	Furmanite Corp. (a)	767,000
35,600	ICO, Inc. (a)	457,104
67,700	Mitcham Industries, Inc. (a)	1,391,912

		5,441,728

FINANCE — 5.1%
165,000	American Physicians Capital, Inc.	6,840,900
29,541	Ebix, Inc. (a)	2,137,291
85,495	Life Partners Holdings, Inc. *	2,368,184

		11,346,375

HEALTH CARE — 18.4%
238,100	Accelrys, Inc. (a)	1,792,893
197,100	Air Methods Corp. (a)*	9,789,957
322,200	BioScrip, Inc. (a)	2,490,606
6,600	Chindex International, Inc. (a)	227,898
428,651	Healthcare Services Group, Inc. *	9,078,828
306,400	HMS Holdings Corp. (a)	10,175,544
48,400	Mesa Laboratories, Inc.	1,225,730
See Accompanying Notes to Schedules of Portfolio Investments

Bjurman, Barry Micro-Cap Growth Fund
Portfolio of Investments (Unaudited) (Continued)

Shares		Value
COMMON STOCKS — 99.9% (Continued)
HEALTH CARE — 18.4% (Continued)
89,250	Neogen Corp. (a)	$2,369,588
15,500	Osteotech, Inc. (a)	121,210
63,200	Synovis Life Technologies, Inc. (a)	1,235,560
233,000	Tutogen Medical, Inc. (a)	2,404,560

		40,912,374

PRODUCER MANUFACTURING — 23.5%
445,000	Amerigon, Inc. (a)	9,407,300
162,600	Dynamic Materials Corp. *	9,577,140
230,000	Fuel Tech, Inc. (a)*	5,209,500
66,000	K-Tron International, Inc. (a)	7,870,500
100,000	Kadant, Inc. (a)	2,967,000
109,900	Key Technology, Inc. (a)	3,791,550
22,300	L.B. Foster Co. (a)	1,153,579
2,200	SL Industries, Inc. (a)	44,264
195,000	Smith & Wesson Holding Corp. (a)*	1,189,500
60,000	Spartan Motors, Inc. *	458,400
138,000	The Middleby Corp. (a)*	10,573,560

		52,242,293

TRANSPORTATION — 0.1%
15,100	Midwest Air Group, Inc. (a)	223,480

Total Common Stocks (Cost $108,737,743)		222,468,423

Cash Held as Collateral on Securities Loaned (Cost $48,412,751)		48,412,751

Total Investments(b) (Cost $157,150,494) — 121.6%		270,881,174

Liabilites in excess of other assets — (21.6)%		(48,093,464)

NET ASSETS — 100.0%		$222,787,710

*	A portion or all of this security is out on loan as of December 31, 2007

(a)	Non-income producing security.

(b)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.
See Accompanying Notes to Schedules of Portfolio Investments

Bjurman, Barry Mid Cap Growth Fund
Portfolio of Investments
December 31, 2007(Unaudited)

Shares		Value
COMMON STOCKS— 100.0%
BASIC MATERIALS — 10.6%
1,300	Agrium, Inc.	$93,873
1,400	Airgas, Inc.	72,954
1,050	Albemarle Corp.	43,313
3,600	GrafTech International Ltd. (a)	63,900
1,800	OM Group, Inc. (a)	103,572
1,700	Owens-Illinois, Inc. (a)	84,150
1,900	Terra Industries, Inc. (a)	90,744
3,576	Yamana Gold, Inc.	46,273
1,600	Zoltek Cos., Inc. (a)	68,592

		667,371

COMMERCIAL/INDUSTRIAL SERVICES — 9.4%
4,800	Allied Waste Industries, Inc. (a)	52,896
2,600	Chicago Bridge and Iron Co. N.V.	157,144
2,500	FTI Consulting (a)	154,100
1,100	Huron Consulting Group, Inc. (a)	88,693
4,000	ValueClick, Inc. (a)	87,600
1,800	Waste Connections, Inc. (a)	55,620

		596,053

CONSUMER DURABLES — 5.1%
6,700	Activision, Inc. (a)	198,990
3,600	Barnes Group, Inc.	120,204

		319,194

CONSUMER NON-DURABLES — 4.3%
2,100	Crocs, Inc. (a)	77,301
1,000	Guess?, Inc.	37,890
7,000	Quiksilver, Inc. (a)	60,060
700	The Clorox Co.	45,619
400	Wimm-Bill-Dann Foods ADR	52,416

		273,286

CONSUMER SERVICES — 3.5%
5,400	Melco PBL Entertainment (Macau) Ltd. ADR (a)	62,424
1,100	NDS Group plc Sponsored ADR (a)	65,164
800	priceline.com, Inc. (a)*	91,888

		219,476

ELECTRONIC TECHNOLOGY — 26.9%
1,900	Anixter International, Inc. (a)*	118,313
2,900	BE Aerospace, Inc. (a)	153,410
1,800	Blue Coat Systems, Inc. (a)	59,166
3,250	DRS Technologies, Inc.	176,377
4,400	Foundry Networks, Inc. (a)	77,088
1,700	Harris Corp.	106,556
2,800	Hittite Microwave Corp. (a)	133,728
1,700	Logitech International S.A. (a)	62,288
8,000	Marvell Technology Group Ltd. (a)	111,840
800	Mercadolibre, Inc. (a)	59,104
2,900	NeuStar, Inc.- Class A (a)*	83,172
400	Precision Castparts Corp.	55,480
2,000	Synopsys, Inc. (a)	51,860
1,500	Syntel, Inc.	57,780
1,400	TransDigm Group, Inc. (a)	63,238
700	Triumph Group, Inc.	57,645
3,600	VeriFone Holdings, Inc. (a)*	83,700
4,000	Verigy Ltd. (a)	108,680
2,700	Western Digital Corp. (a)	81,567

		1,700,992

ENERGY — 2.6%
700	Diamond Offshore Drilling, Inc. *	99,400
1,100	Quicksilver Resources, Inc. (a)	65,549

		164,949

FINANCE — 5.3%
1,400	FCStone Group, Inc. (a)	64,442
See Accompanying Notes to Schedules of Portfolio Investments

Bjurman, Barry Mid Cap Growth Fund
Portfolio of Investments (Unaudited) (Continued)

Shares		Value
COMMON STOCKS — 100.0% (Continued)
FINANCE — 5.3% (Continued)
2,000	IPC Holdings Ltd.	$57,740
2,800	Nasdaq Stock Market, Inc. (a)	138,572
900	PartnerRe Ltd.	74,277

		335,031

HEALTH CARE — 19.7%
3,000	Cubist Pharmaceuticals, Inc. (a)	61,530
800	Healthways, Inc. (a)	46,752
3,300	Hologic, Inc. (a)	226,512
1,600	Hospira, Inc. (a)	68,224
2,200	ICON plc Sponsored ADR (a)	136,092
700	Intuitive Surgical, Inc. (a)	227,150
2,200	Inverness Medical Innovations, Inc. (a)	123,596
1,100	Invitrogen Corp. (a)	102,751
1,500	NuVasive, Inc. (a)	59,280
1,900	OSI Pharmaceuticals, Inc. (a)	92,169
5,600	Warner Chilcott Ltd., Class A (a)	99,288

		1,243,344

PRODUCER MANUFACTURING — 8.5%
1,500	BorgWarner, Inc.	72,615
1,250	Flowserve Corp.	120,250
1,600	JA Solar Holdings Co. Ltd. ADR (a)	111,696
1,300	Lear Corp. (a)	35,958
2,400	The Manitowoc Co., Inc.	117,192
1,000	The Middleby Corp. (a)*	76,620

		534,331

RETAIL — 2.2%
3,200	GigaMedia Ltd. (a)	60,000
2,100	SUPERVALU, Inc.	78,792

		138,792

UTILITIES — 1.9%
1,300	Companhia de Saneamento Basico do Estado de Sao Paulo ADR	61,100
1,200	NII Holdings, Inc. (a)	57,984

		119,084

Total Common Stocks (Cost $5,032,429)		6,311,903

Cash held as Collateral on Securities Loaned (Cost $626,046)		626,046

Total Investments(b) (Cost $5,658,475) — 109.9%		6,937,949

Liabilities in excess of other assets — (9.9)%		(623,551)

NET ASSETS — 100.0%		$6,314,398

*	A portion or all of this security is out on loan as of December 31, 2007

(a)	Non-income producing security.

(b)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

ADR	American Depositary Receipt

plc	Public Limited Co.
See Accompanying Notes to Schedules of Portfolio Investments

Bjurman, Barry Small Cap Growth Fund
Portfolio of Investments
December 31, 2007(Unaudited)

Shares		Value
COMMON STOCKS— 98.1%
COMMERCIAL/INDUSTRIAL SERVICES — 6.8%
10,000	Bowne & Co., Inc.	$176,000
11,000	INVESTools, Inc. (a)	195,140
13,000	Strategic Diagnostics, Inc. (a)	69,940
3,000	Team, Inc. (a)	109,740
18,800	TheStreet.com, Inc.	299,296

		850,116

CONSUMER DURABLES — 5.1%
4,000	Fossil, Inc. (a)	167,920
9,000	Perfect World Co. Ltd. ADR (a)	250,920
6,300	Shanda Interactive Entertainment Ltd. ADR (a)	210,042

		628,882

CONSUMER NON-DURABLES — 1.4%
5,200	The Warnaco Group, Inc. (a)	180,960

ELECTRONIC TECHNOLOGY — 49.3%
13,400	Avici Systems, Inc.	106,262
6,300	Blue Coat Systems, Inc. (a)	207,081
10,300	BluePhoenix Solutions Ltd. (a)*	186,636
1,800	Dionex Corp. (a)	149,148
24,900	DivX, Inc. (a)*	348,600
10,000	FalconStor Software, Inc. (a)*	112,600
3,100	GeoEye, Inc. (a)	104,315
29,700	Harmonic, Inc. (a)	311,256
11,000	IPG Photonics Corp. (a)	219,890
5,600	LanOptics Ltd. (a)	102,536
13,000	Methode Electronics, Inc.	213,720
37,700	Microtune, Inc. (a)	246,181
30,300	Nanometrics, Inc. (a)	298,758
16,000	NetScout Systems, Inc. (a)	204,320
35,300	Network Equipment Technologies, Inc. (a)	297,226
9,900	NeuStar, Inc.- Class A (a)*	283,932
14,100	Novatel Wireless, Inc. (a)	228,420
6,000	O2Micro International Ltd. ADR (a)	69,240
11,500	OmniVision Technologies, Inc. (a)*	179,975
12,000	Pericom Semiconductor Corp. (a)	224,400
10,000	Plexus Corp. (a)	262,600
6,900	Sigma Designs, Inc. (a)*	380,880
10,300	Silicom Ltd. (a)*	143,891
8,900	Spectrum Control, Inc. (a)	137,060
4,700	Stanley, Inc. (a)	150,494
8,500	Synaptics, Inc. (a)	349,860
6,100	Synchronoss Technologies, Inc. (a)*	216,184
3,600	TransDigm Group, Inc. (a)	162,612
8,200	Verigy Ltd. (a)	222,794

		6,120,871

ENERGY — 3.1%
3,700	Flotek Industries, Inc. (a)	133,348
10,000	Furmanite Corp. (a)	118,000
9,000	PetroQuest Energy, Inc. (a)	128,700

		380,048

HEALTH CARE — 23.1%
7,500	Abaxis, Inc. (a)	268,950
7,400	ArthroCare Corp. (a)*	355,570
28,000	BioScrip, Inc. (a)	216,440
7,800	Cardica, Inc. (a)	79,404
4,000	Cynosure, Inc. (a)	105,840
2,000	ICON plc Sponsored ADR (a)	123,720
3,400	Immucor, Inc. (a)	115,566
4,400	Meridian Bioscience, Inc.	132,352
4,000	NuVasive, Inc. (a)	158,080
12,700	Omnicell, Inc. (a)	342,011
3,000	PAREXEL International Corp. (a)	144,900
10,000	Regeneration Technologies, Inc. (a)	86,800
See Accompanying Notes to Schedules of Portfolio Investments

Bjurman, Barry Small Cap Growth Fund
Portfolio of Investments (Unaudited) (Continued)

Shares		Value
COMMON STOCKS — 98.1% (Continued)
HEALTH CARE — 23.1% (Continued)
8,900	Somanetics Corp. (a)	$210,485
11,000	Sun Healthcare Group, Inc. (a)	188,870
11,300	Synovis Life Technologies, Inc. (a)	220,915
20,000	Thermage, Inc. (a)	115,600

		2,865,503

PRODUCER MANUFACTURING — 1.9%
4,700	AZZ, Inc. (a)	133,245
3,200	Solarfun Power Holdings Co., Ltd. ADR (a)*	104,480

		237,725

RETAIL — 5.2%
11,400	1-800-FLOWERS.COM, Inc.- Class A (a)	99,522
21,500	PC Connection, Inc. (a)	244,025
21,800	PC Mall, Inc. (a)	202,958
8,700	Zones, Inc. (a)	94,221

		640,726

UTILITIES — 2.2%
8,300	Atlantic Tele-Network, Inc.	280,374

Total Common Stocks (Cost $12,324,407)		12,185,205

Cash held as Collateral on Securities Loaned (Cost $1,173,762)		1,173,762

Total Investments(b) (Cost $13,498,169) — 107.6%		13,358,967

Liabilites in excess of other assets — (7.6)%		(941,762)

NET ASSETS — 100.0%		$12,417,205

*	A portion or all of this security is out on loan as of December 31, 2007

(a)	Non-income producing security.

(b)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

ADR	American Depositary Receipt

plc	Public Limited Co.
See Accompanying Notes to Schedules of Portfolio Investments

The Bjurman, Barry Funds
Notes to Schedule of Portfolio Investments
December 31, 2007 (Unaudited)
Security Valuation
Securities that are traded on stock exchanges or are quoted by NASDAQ are valued at the closing price on the exchange or at the NASDAQ Official Closing Price on the day the securities are being valued or at the most recent bid price. Securities traded in the over-the-counter market, and that are not quoted by NASDAQ, are valued at the last sales price (or, if last sale price is not readily available, at the most recent bid price as quoted by brokers that make markets in the securities) as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued. Securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Securities and other assets for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with procedures established by and under the general supervision of the Trust’s Board of Trustees (the “Board”). Short term investments having a maturity of 60 days or less are valued at amortized cost, which approximates fair value.
Investment Income
Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date.
Security Transactions
During the period, security transactions are accounted for no later than one business day following the trade date; however, for financial reporting purposes, security transactions are accounted for on trade date of the last business day of the reporting period. Securities sold are determined on a specific identification basis.
Loans of Portfolio Securities
Each Fund may lend portfolio securities to broker-dealers and financial institutions provided that (1) the loan is secured continuously by collateral marked-to-market daily and maintained in an amount at least equal to the current market value of the securities loaned; (2) the Fund may call the loan at any time and receive the securities loaned; (3) the Fund will receive any interest or dividends paid on the loaned securities and (4) the aggregate market value of securities loaned by the Fund will not at any time exceed 33% of the total assets of the Fund. There may be risks of delay in receiving additional collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Adviser to be of good standing and when, in its judgment, the income to be earned from the loan justifies the attendant risks.
Collateral will consist of U.S. Government securities, cash equivalents or irrevocable letters of credit. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to maintain the proper amount of collateral. Therefore, the Funds will only enter into portfolio loans after a review by the Adviser, under the supervision of the Board of Trustees, including a review of the creditworthiness of the borrower. Such reviews will be monitored on an ongoing basis.
Additional Information
For additional information and a free prospectus about The Bjurman, Barry Funds call: 1-800-227-7264 or visit The Bjurman, Barry Funds’ website at http://www.bjurmanbarry.com.

The Bjurman, Barry Funds
Notes to Schedule of Portfolio Investments
December 31, 2007 (Unaudited)
Federal Income Tax Information
At December 31, 2007, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

		Tax Unrealized	Tax Unrealized	Net Unrealized Appreciation
Fund	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
Micro-Cap Growth Fund	157,281,023	115,340,515	(1,740,364)	113,600,151
Mid Cap Growth Fund	5,657,691	1,428,583	(148,325)	1,280,258
Small Cap Growth Fund	13,499,108	759,048	(899,189)	(140,141)

Item 2.   Controls and Procedures.
(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).
The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3.   Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Bjurman, Barry Funds

By (Signature and Title)*	/s/ G. Andrew Bjurman

G. Andrew Bjurman Co-President
Date February 25, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ O. Thomas Barry III

O. Thomas Barry III Co-President
Date February 25, 2008

By (Signature and Title)*	/s/ M. David Cottrell

M. David Cottrell Treasurer
Date February 25, 2008